Loans and financing (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing
As of December 31, 2020, and 2019, loans and financing are as follows:

	Average annual interest rate %	Maturity	2020	2019

Obligations to FIDC AR quota holders (a)	106.0% of CDI Rate* / CDI Rate* + 1.50%	Jun/21 - Aug/23	1,939,645	2,070,542
Obligations to FIDC TAPSO quota holders (b)	CDI Rate* + 1.15%	Mar/21	20,476	20,352
Leases (d)	111.0% of CDI Rate*	—	—	1,497
Leases (d)	105.7% - 151.8% of CDI Rate*	Jan/21 - Jun/29	48,856	35,778
Bank borrowings (e)	CDI Rate* + 0.68% / CDI Rate* + 1.20%	Jan/21 - Mar/21	390,830	1,777,083
Loans with private entities (f)	109.8% of CDI Rate*	Sep/21	745,051	738,456
Debentures (g)	109.0% of CDI Rate*	Jul/22	—	394,997
Current portion of debt			3,144,858	5,038,705

Obligations to FIDC AR quota holders (a)	106.0% of CDI Rate* / CDI Rate* + 1.50%	Jun/21 - Aug/23	2,174,670	1,620,000
Obligations to FIDC SOMA III quota holders (c)	CDI Rate* + 4.0% / CDI Rate* + 7.0%	Dec/23	239,759	—
Leases (d)	105.7% - 151.8% of CDI Rate*	Jan/21 - Jun/29	126,005	87,483
Debentures (g)	109.0% of CDI Rate*	Jul/22	398,358	—
Non-current portion of debt			2,938,792	1,707,483

Total debt			6,083,650	6,746,188

*	“CDI Rate” means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil, the average rate of 2020 was 2.76% (2019 - 5.97%).
(a)    Obligations to FIDC AR quota holders
The FIDC AR I and FIDC AR II were launched in June 2017 and November 2017, respectively, and issued senior quotas through a public offering to qualified institutional investors. The purpose of these FIDCs is to acquire receivables arising from credit card transactions and fund the Group’s operations. The Group holds 100% of the subordinated quotas in these entities. Residual returns from these FIDCs, if any, are paid to subordinated quotas.
In 2017, three series of senior quotas were issued, with a total amount of R$ 2,059,500 and maturity in 2020. The payment of interest was made every six months and, at the end of the third annual period, the senior quotas were fully redeemed. The benchmark return rate was 106.8% of the CDI rate. In June 2020, after the fully amortization of senior quotas, FIDC AR I was ended.
In June 2019, the fourth series of senior quotas was issued, with an amount of up to R$1,620,000, and maturity in 2021. They were issued for 24 months, with a grace period of 18 months to repay the principal amount. During the grace period, the payment of interest will be made every six months. After this period, the amortization of the principal and the payment of interest will be monthly. The benchmark return rate is 106.0% of the CDI rate.
In August 2020, the first series of FIDC AR III senior quotas was issued, with an amount of up to R$ 2,500,000, and maturity in 2023. They were issued for 36 months, with a grace period of 15 months to repay the principal amount. During the grace period, the payment of interest will be made every three months. After this period, the amortization of the principal and the payment of interest will be every three months. The benchmark return rate is CDI + 1.5% per year.
(b)    Obligations to FIDC TAPSO quota holders
In October 2019, the Group raised a total of R$ 20,000, by issuing six-month mezzanine quotas of the FIDC TAPSO to an institutional investor. The mezzanine quotas had a benchmark return rate of 115.0% of the CDI rate per year and, at the end of the six months, they would have been fully redeemed. However, in March 2020 the Group negotiated an amendment of the contract to postpone the payment date of the principal to March 2021, with a new benchmark return rate of CDI + 1.15% per year.
(c)    Obligations to FIDC SOMA III quota holders
In December 2020, the Group completed the issuance of R$ 580,000 of FIDC SOMA III quotas, raising R$ 493,000 in third-party capital for its credit solution, of which R$ 246,500 were received in 2020. FIDC SOMA III is structured with senior and mezzanine quotas held by institutional investors for a 36-month period, while Stone holds the subordinated quotas. The senior quotas reached R$ 348,000 with a benchmark return rate of CDI + 4.0% per year. The mezzanine quotas reached R$ 145,000 and the benchmark return rate is CDI + 7.0% per year.
(d)    Leases
The Group has lease contracts for various items of offices, vehicles and software in its operations. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.
(e)    Bank borrowings
During 2019 the Group increased its options of financial funding by issuing CCBs (Bank Credit Notes). The principal and the interests of this type of loan are paid at maturity. As of December 31, 2020, the outstanding was R$ 390,830, whose annual price range is from CDI + 0.68% to CDI + 1.20%.
(f)    Loans with private entities
On October 1, 2018, the Group entered into an agreement with SRC Companhia Securitizadora de Créditos Financeiros (“SRC”). The transaction was a revolving loan, whose benchmark return rate was 103.0% of the CDI Rate and had a maturity of 12 months. Accounts receivables from card issuers were used as collateral, in the equivalent amount of 106% of loan balance. In October 2019 the Group renewed this loan contract for another two years, with a benchmark return rate equivalent to 109.8% of the CDI rate.
(g)    Debentures
On June 12, 2019 Stone approved the issuance of simple, secured and non-convertible debentures, sole series, for public distribution, with restricted distribution efforts, as amended, in the total amount of up to R$ 400,000, received between June and July, maturing in 2022. The Debentures are secured by Stone’s accounts receivable from card issuers and bear interest at a rate of 109.0% of the CDI rate.
(h)    Changes in loans and financing

	Balance at 12/31/2019	Additions	Disposals	Payment	Interest	Business Combination	Balance at 12/31/2020

Obligations to FIDC AR quota holders (i)	3,690,542	2,476,906	—	(2,169,073)	115,940	—	4,114,315
Obligations to FIDC TAPSO quota holders	20,352	—	—	(514)	638	—	20,476
Obligations to FIDC SOMA III quota holders (ii)	—	239,232	—	—	527	—	239,759
Leases (iii)	124,758	118,977	(36,919)	(41,373)	7,826	1,592	174,861
Bank borrowings (iv)	1,777,083	3,996,820	—	(5,422,211)	39,138	—	390,830
Debentures	394,997	—	—	(8,769)	12,130	—	398,358
Loans with private entities	738,456	—	—	(17,652)	24,247	—	745,051
	6,746,188	6,831,935	(36,919)	(7,659,592)	200,446	1,592	6,083,650
Current	5,038,705						3,144,858
Non-current	1,707,483						2,938,792

	Balance at 12/31/2018	Additions	Payment	Interest	Balance at 12/31/2019

Obligations to FIDC AR quota holders	2,064,333	1,620,000	(180,713)	186,922	3,690,542
Obligations to FIDC TAPSO quota holders	10,238	20,000	(10,734)	848	20,352
Leases	3,674	154,650	(38,023)	4,457	124,758
Bank borrowings	750	2,561,360	(798,323)	13,296	1,777,083
Debentures	—	397,478	(13,815)	11,334	394,997
Loans with private entities	758,027	—	(66,717)	47,146	738,456
	2,837,022	4,753,488	(1,108,325)	264,003	6,746,188
Current	777,702				5,038,705
Non-current	2,059,320				1,707,483
(i)    Additions refer to the first series of FIDC AR III senior quotas issuance. The total issuance to third party investors was R$ 2,500,000 (R$ 2,476,906 net of the offering transaction costs, which will be amortized over the course of the series). Payments mainly refer to the amortization of the principal and the payment of interest of FIDC AR I and FIDC AR II.
(ii)    Additions refer to the first series of FIDC SOMA III senior and mezzanine quotas. The total issuance to third party investors was R$ 493,000, of which R$ 246,500 were received in 2020 (R$ 239,232 net of the offering transaction costs, which will be amortized over the course of the series).
(iii)    The balance comprises leases related to the adoption of IFRS 16.
(iv)    In March 2020 the Group entered into two US$ 100,000 bilateral loans each indexed to the Brazilian real, totaling US$ 200,000, with maturity in 90 days from the execution dates. The debt facilities bear interest at the annual rates of 4.085% and CDI + 0.85%, respectively. The first loan was paid in June 2020 and the second had the maturity postponed and was paid in September 2020, with a new rate equivalent to CDI + 3.00% per year. Moreover, the Group has issued a total amount of R$ 2,960,000 of new CCBs (Bank Credit Notes), of which R$ 390,830 are still outstanding and will mature until March 2020. The proceeds of these loans were used mainly for the prepayment of receivables.

Summary of Changes in Loans and Financing	Changes in loans and financing

	Balance at 12/31/2019	Additions	Disposals	Payment	Interest	Business Combination	Balance at 12/31/2020

Obligations to FIDC AR quota holders (i)	3,690,542	2,476,906	—	(2,169,073)	115,940	—	4,114,315
Obligations to FIDC TAPSO quota holders	20,352	—	—	(514)	638	—	20,476
Obligations to FIDC SOMA III quota holders (ii)	—	239,232	—	—	527	—	239,759
Leases (iii)	124,758	118,977	(36,919)	(41,373)	7,826	1,592	174,861
Bank borrowings (iv)	1,777,083	3,996,820	—	(5,422,211)	39,138	—	390,830
Debentures	394,997	—	—	(8,769)	12,130	—	398,358
Loans with private entities	738,456	—	—	(17,652)	24,247	—	745,051
	6,746,188	6,831,935	(36,919)	(7,659,592)	200,446	1,592	6,083,650
Current	5,038,705						3,144,858
Non-current	1,707,483						2,938,792

	Balance at 12/31/2018	Additions	Payment	Interest	Balance at 12/31/2019

Obligations to FIDC AR quota holders	2,064,333	1,620,000	(180,713)	186,922	3,690,542
Obligations to FIDC TAPSO quota holders	10,238	20,000	(10,734)	848	20,352
Leases	3,674	154,650	(38,023)	4,457	124,758
Bank borrowings	750	2,561,360	(798,323)	13,296	1,777,083
Debentures	—	397,478	(13,815)	11,334	394,997
Loans with private entities	758,027	—	(66,717)	47,146	738,456
	2,837,022	4,753,488	(1,108,325)	264,003	6,746,188
Current	777,702				5,038,705
Non-current	2,059,320				1,707,483
(i)    Additions refer to the first series of FIDC AR III senior quotas issuance. The total issuance to third party investors was R$ 2,500,000 (R$ 2,476,906 net of the offering transaction costs, which will be amortized over the course of the series). Payments mainly refer to the amortization of the principal and the payment of interest of FIDC AR I and FIDC AR II.
(ii)    Additions refer to the first series of FIDC SOMA III senior and mezzanine quotas. The total issuance to third party investors was R$ 493,000, of which R$ 246,500 were received in 2020 (R$ 239,232 net of the offering transaction costs, which will be amortized over the course of the series).
(iii)    The balance comprises leases related to the adoption of IFRS 16.
(iv)    In March 2020 the Group entered into two US$ 100,000 bilateral loans each indexed to the Brazilian real, totaling US$ 200,000, with maturity in 90 days from the execution dates. The debt facilities bear interest at the annual rates of 4.085% and CDI + 0.85%, respectively. The first loan was paid in June 2020 and the second had the maturity postponed and was paid in September 2020, with a new rate equivalent to CDI + 3.00% per year. Moreover, the Group has issued a total amount of R$ 2,960,000 of new CCBs (Bank Credit Notes), of which R$ 390,830 are still outstanding and will mature until March 2020. The proceeds of these loans were used mainly for the prepayment of receivables.